Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Limited Partnership Units of Brookfield Renewable Partners L.P.
Amount Registered | shares	17,307,730
Proposed Maximum Offering Price per Unit	29.90
Maximum Aggregate Offering Price	$ 517,501,127.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 71,466.91
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form F-3ASR was deferred pursuant to Rules 456(b) and 456(r) under the Securities Act and is paid herewith.